UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      September 30, 2011
                                                    ------------------

Check here if Amendment [  ]: Amendment Number:
                                                    -----------------

     This Amendment (Check only one):      [ ]   is a restatement
                                           [ ]   adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Chesapeake Partners Management Co., Inc.
Address:  2800 Quarry Lake Drive
          Suite 300
          Baltimore, Maryland 21209

Form 13F File Number:      28-04120
                           ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark D. Lerner
Title:      Vice President
Phone:      410-602-0195

Signature, Place and Date of Signing:

     /s/ Mark D. Lerner             Baltimore, Maryland     November 14, 2011
--------------------------          -------------------     -----------------
        [Signature]                 [City, State]                [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                               --------------
Form 13F Information Table Entry Total:              96
                                               --------------
Form 13F Information Table Value Total:          $1,869,174
                                               --------------
                                               (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                  CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
                                                        FORM 13F INFORMATION TABLE
                                                    QUARTER ENDED SEPTEMBER 30, 2011

------------------------------------------------------------------------------------------------------------------------------------
                                                         VALUE    SHRS OR   SH/  PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
                                                         -------  -------   ---  ----  ----------  --------   ----------------------
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ALEXANDER & BALDWIN INC      COM              014482103    2,723    74,552  SH          SOLE                   74,552
ALPHA NATURAL RESOURCES INC  COM              02076X102    6,364   359,776  SH          SOLE                  359,776
ALPHA NATURAL RESOURCES INC  COM              02076X102    1,769   100,000  SH   CALL   SOLE                  100,000
APPLE INC                    COM              037833100   39,080   102,487  SH          SOLE                  102,487
ARCELORMITTAL SA LUXEMBOURG  NY REGISTRY SH   03938L104    5,222   328,210  SH          SOLE                  328,210
ARCELORMITTAL SA LUXEMBOURG  NY REGISTRY SH   03938L104    7,955   500,000  SH   CALL   SOLE                  500,000
ARCH CHEMICALS INC           COM              03937R102    3,481    74,197  SH          SOLE                   74,197
ATLAS PIPELINE PARTNERS LP   UNIT L P INT     049392103   18,122   606,702  SH          SOLE                  606,702
AVIS BUDGET GROUP            COM              053774105      906    93,700  SH          SOLE                   93,700
BANK OF AMERICA CORPORATION  COM              060505104    6,120 1,000,000  SH   CALL   SOLE                1,000,000
CAPITAL ONE FINL CORP        COM              14040H105   23,513   593,304  SH          SOLE                  593,304
CAPITAL ONE FINL CORP        COM              14040H105    1,982    50,000  SH   CALL   SOLE                   50,000
CEPHALON INC                 COM              156708109   35,577   440,849  SH          SOLE                  440,849
CITIGROUP INC                COM NEW          172967424   20,444   798,121  SH          SOLE                  798,121
CITIGROUP INC                COM NEW          172967424   45,695 1,783,900  SH   CALL   SOLE                1,783,900
CLEAR CHANNEL OUTDOOR HLDGS  CL A             18451C109    3,930   419,855  SH          SOLE                  419,855
CLEARWIRE CORP NEW           CL A             18538Q105   10,379 4,454,562  SH          SOLE                4,454,562
COLFAX CORP                  COM              194014106      382    18,834  SH          SOLE                   18,834
COLLECTIVE BRANDS INC        COM              19421W100    3,888   300,000  SH          SOLE                  300,000
CORELOGIC INC                COM              21871D103    7,661   717,958  SH          SOLE                  717,958
CVR ENERGY INC               COM              12662P108   22,549 1,066,650  SH          SOLE                1,066,650
DOLLAR THRIFTY AUTOMOTIVE GP COM              256743105   45,167   802,260  SH          SOLE                  802,260
EXCO RESOURCES INC           COM              269279402    9,716   906,324  SH          SOLE                  906,324
EXPRESS SCRIPTS INC          COM              302182100    5,943   160,313  SH          SOLE                  160,313
FORD MTR CO DEL              COM PAR $0.01    345370860   13,086 1,353,296  SH          SOLE                1,353,296
FORD MTR CO DEL              COM PAR $0.01    345370860   21,758 2,250,000  SH   CALL   SOLE                2,250,000
FORD MTR CO DEL              *W EXP 01/01/201 345370134    2,645 1,196,900  SH          SOLE                1,196,900
GENERAL MTRS CO              COM              37045V100    8,502   421,300  SH          SOLE                  421,300
GENERAL MTRS CO              COM              37045V100   20,180 1,000,000  SH   CALL   SOLE                1,000,000
GOLDCORP INC NEW             COM              380956409    6,580   144,161  SH          SOLE                  144,161
GOODRICH CORP                COM              382388106   37,423   310,100  SH          SOLE                  310,100
HERTZ GLOBAL HOLDINGS INC    COM              42805T105   10,119 1,136,966  SH          SOLE                1,136,966
HERTZ GLOBAL HOLDINGS INC    COM              42805T105    2,225   250,000  SH   CALL   SOLE                  250,000
INTERDIGITAL INC             COM              45867G101   10,713   230,000  SH          SOLE                  230,000
INTERPUBLIC GROUP COS INC    COM              460690100    2,825   392,400  SH          SOLE                  392,400
ISHARES TR                   RUSSELL 2000     464287655   64,300 1,000,000  SH   PUT    SOLE                1,000,000
JAKKS PAC INC                COM              47012E106    5,118   270,100  SH          SOLE                  270,100
JPMORGAN CHASE & CO          COM              46625H100   49,422 1,640,838  SH          SOLE                1,640,838
JPMORGAN CHASE & CO          COM              46625H100   15,060   500,000  SH   CALL   SOLE                  500,000
KINETIC CONCEPTS INC         COM NEW          49460W208   26,078   395,776  SH          SOLE                  395,776
LEAR CORP                    COM NEW          521865204   52,006 1,212,269  SH          SOLE                1,212,269
LYONDELLBASELL INDUSTRIES N  SHS - A -        N53745100   45,165 1,848,750  SH          SOLE                1,848,750
LYONDELLBASELL INDUSTRIES N  SHS - A -        N53745100   24,430 1,000,000  SH   CALL   SOLE                1,000,000
M & F WORLDWIDE CORP         COM              552541104    5,535   224,804  SH          SOLE                  224,804
MARATHON PETE CORP           COM              56585A102    2,579    95,295  SH          SOLE                   95,295
MASCO CORP                   COM              574599106    1,780   250,000  SH   CALL   SOLE                  250,000
MGM RESORTS INTERNATIONAL    COM              552953101   16,701 1,797,705  SH          SOLE                1,797,705
MGM RESORTS INTERNATIONAL    COM              552953101   13,935 1,500,000  SH   CALL   SOLE                1,500,000
MGM RESORTS INTERNATIONAL    NOTE 4.250% 4/1  55303QAE0      452   500,000 PRN          SOLE                                 NONE
MICROSOFT CORP               COM              594918104   28,417 1,141,700  SH   CALL   SOLE                1,141,700
MOSAIC CO NEW                COM              61945C103   22,600   461,515  SH          SOLE                  461,515
MOTOROLA MOBILITY HLDGS INC  COM              620097105   29,649   784,774  SH          SOLE                  784,774
NALCO HOLDING COMPANY        COM              62985Q101   23,291   665,824  SH          SOLE                  665,824
NETLOGIC MICROSYSTEMS INC    COM              64118B100    7,223   150,100  SH          SOLE                  150,100
NORTHGATE MINERALS CORP      COM              666416102    1,507   456,600  SH          SOLE                  456,600
NYSE EURONEXT                COM              629491101   35,007 1,506,329  SH          SOLE                1,506,329
NYSE EURONEXT                COM              629491101    5,810   250,000  SH   CALL   SOLE                  250,000
OCCIDENTAL PETE CORP DEL     COM              674599105    5,720    80,000  SH          SOLE                   80,000
OCH ZIFF CAP MGMT GROUP      CL A             67551U105    8,407   920,815  SH          SOLE                  920,815
ORACLE CORP                  COM              68389X105    6,467   225,000  SH          SOLE                  225,000
ORACLE CORP                  COM              68389X105   14,370   500,000  SH   CALL   SOLE                  500,000
ORIENT-EXPRESS HOTELS LTD    CL A             G67743107    9,680 1,400,887  SH          SOLE                1,400,887
ORIENT-EXPRESS HOTELS LTD    CL A             G67743107    6,910 1,000,000  SH   CALL   SOLE                1,000,000
OWENS CORNING NEW            COM              690742101   16,497   760,928  SH          SOLE                  760,928
PENN NATL GAMING INC         COM              707569109   11,641   349,672  SH          SOLE                  349,672
PHARMERICA CORP              COM              71714F104    7,895   553,262  SH          SOLE                  553,262
POTASH CORP SASK INC         COM              73755L107   35,181   814,001  SH          SOLE                  814,001
RALCORP HLDGS INC NEW        COM              751028101   25,093   327,115  SH          SOLE                  327,115
ROCK-TENN CO                 CL A             772739207   30,792   632,541  SH          SOLE                  632,541
ROCK-TENN CO                 CL A             772739207   12,170   250,000  SH   CALL   SOLE                  250,000
RSC HOLDINGS INC             COM              74972L102    8,005 1,122,750  SH          SOLE                1,122,750
SAKS INC                     COM              79377W108   17,840 2,038,865  SH          SOLE                2,038,865
SANOFI                       RIGHT 12/31/2020 80105N113    1,119 1,055,304  SH          SOLE                1,055,304
SAVIENT PHARMACEUTICALS INC  COM              80517Q100    3,739   912,059  SH          SOLE                  912,059
SEALED AIR CORP NEW          COM              81211K100    2,923   175,000  SH   CALL   SOLE                  175,000
SMITH A O                    COM              831865209    2,584    80,686  SH          SOLE                   80,686
SOUTHERN UN CO NEW           COM              844030106    6,902   170,125  SH          SOLE                  170,125
SPDR GOLD TRUST              GOLD SHS         78463V107   39,515   250,000  SH   CALL   SOLE                  250,000
SPDR S&P 500 ETF TR          TR UNIT          78462F103  272,420 2,407,600  SH   PUT    SOLE                2,407,600
SPDR SERIES TRUST            S&P HOMEBUILD    78464A888   16,613 1,250,000  SH   CALL   SOLE                1,250,000
TEMPLE INLAND INC            COM              879868107   57,344 1,827,998  SH          SOLE                1,827,998
TEMPLE INLAND INC            COM              879868107   12,862   410,000  SH   CALL   SOLE                  410,000
TENNECO INC                  COM              880349105   22,694   886,144  SH          SOLE                  886,144
TEXAS INDS INC               COM              882491103    2,381    75,000  SH          SOLE                   75,000
THERAVANCE INC               COM              88338T104   74,793 3,713,661  SH          SOLE                3,713,661
TPC GROUP INC                COM              89236Y104    2,367   117,888  SH          SOLE                  117,888
TRANSATLANTIC HLDGS INC      COM              893521104   26,767   551,677  SH          SOLE                  551,677
TRW AUTOMOTIVE HLDGS CORP    COM              87264S106   21,155   646,349  SH          SOLE                  646,349
U S G CORP                   COM NEW          903293405    4,132   614,024  SH          SOLE                  614,024
U S G CORP                   COM NEW          903293405    1,346   200,000  SH   CALL   SOLE                  200,000
VALEANT PHARMACEUTICALS INTL COM              91911K102    7,379   198,800  SH          SOLE                  198,800
VARIAN SEMICONDUCTOR EQUIPMN COM              922207105   40,038   654,745  SH          SOLE                  654,745
VIACOM INC NEW               CL B             92553P201   28,042   723,847  SH          SOLE                  723,847
WALTER ENERGY INC            COM              93317Q105    7,501   125,000  SH          SOLE                  125,000
WELLPOINT INC                COM              94973V107   17,424   266,905  SH          SOLE                  266,905
WYNDHAM WORLDWIDE CORP       COM              98310W108   39,777 1,395,206  SH          SOLE                1,395,206